Short-term Investments (Details Narrative)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Annual interest rate (as a percent)	1.40%
Minimum [Member]
Statement Line Items [Line Items]
Annual interest rate (as a percent)		0.80%
Maximum [Member]
Statement Line Items [Line Items]
Annual interest rate (as a percent)		1.05%